Convertible notes payable transactions (Details) (USD $)	Apr. 29, 2014
Convertible notes payable transactions
Company issued five convertible notes payable, in the aggregate principal amount	$ 975,000
Notes bear interest at the rate of per annum	12.00%
Common stock conversion price per share	$ 0.125
The Company paid finders' fees aggregate cash payments equal to 10% of the funds raised through the issuance of the convertible notes	97,500
Issuance of an aggregate of warrants under finder's fees	780,000
The cash commissions recorded as deferred financing costs that are being amortized to interest expense	$ 97,500